iShares Trust

Supplement dated July 31, 2026

to the currently effective Statement of Additional Information (SAI)

of the Funds listed below (each, a “Fund”)

iShares Global Clean Energy ETF (ICLN)

iShares MSCI EAFE Growth ETF (EFG)

iShares MSCI EAFE Value ETF (EFV)

iShares U.S. Basic Materials ETF (IYM)

iShares U.S. Consumer Discretionary ETF (IYC)

iShares U.S. Consumer Staples ETF (IYK)

iShares U.S. Energy ETF (IYE)

iShares U.S. Financials ETF (IYF)

iShares U.S. Financial Services ETF (IYG)

iShares U.S. Healthcare ETF (IYH)

iShares U.S. Industrials ETF (IYJ)

iShares U.S. Technology ETF (IYW)

iShares U.S. Transportation ETF (IYT)

iShares U.S. Utilities ETF (IDU)

Effective immediately, each Fund’s respective fee breakpoint table included in the subsection “Investment Adviser” under the Investment Advisory, Administrative and Distribution Services section of the SAI is deleted in its entirety and replaced with the following, as applicable, to add a new breakpoint tier to each table:

iShares MSCI EAFE Growth ETF	First $3 billion	Greater than $3 billion to $4.5 billion	Greater than $4.5 billion to $6 billion	Greater than $6 billion to $7.5 billion	Greater than $7.5 billion to $9 billion
	0.400000%	0.380000%	0.361000%	0.343000%	0.325800%
	Greater than $9 billion to $10.5 billion	Greater than $10.5 billion to $13.5 billion	Greater than $13.5 billion to $19 billion	Greater than $19 billion
	0.309500%	0.294000%	0.279300%	0.265335%

iShares MSCI EAFE Value ETF	First $3 billion	Greater than $3 billion to $4.5 billion	Greater than $4.5 billion to $6 billion	Greater than $6 billion to $7.5 billion	Greater than $7.5 billion to $9 billion	Greater than $9 billion to $10.5 billion
	0.400000%	0.380000%	0.361000%	0.343000%	0.325800%	0.309600%
	Greater than $10.5 billion to $12 billion	Greater than $12 billion to $13.5 billion	Greater than $13.5 billion to $15 billion	Greater than $15 billion to $18 billion	Greater than $18 billion to $27 billion	Greater than $27 billion
	0.294100%	0.279300%	0.265300%	0.252000%	0.239400%	0.227430%

Fund Group: iShares U.S. Aerospace & Defense ETF, iShares U.S. Basic Materials ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Consumer Discretionary ETF, iShares U.S. Consumer Staples ETF, iShares U.S. Energy ETF, iShares U.S. Financial Services ETF, iShares U.S. Financials ETF, iShares U.S. Healthcare ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF, iShares U.S. Technology ETF, iShares U.S. Telecommunications ETF, iShares U.S. Transportation ETF and iShares U.S. Utilities ETF

Fund	First $10 billion	Greater than $10 billion to $20 billion	Greater than $20 billion to $30 billion	Greater than $30 billion to $40 billion	Greater than $40 billion to $50 billion	Greater than $50 billion to $60 billion	Greater than $60 billion to $70 billion	Greater than $70 billion

iShares U.S. Aerospace & Defense ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Basic Materials ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Broker-Dealers & Securities Exchanges ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Consumer Discretionary ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Consumer Staples ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

Fund	First $10 billion	Greater than $10 billion to $20 billion	Greater than $20 billion to $30 billion	Greater than $30 billion to $40 billion	Greater than $40 billion to $50 billion	Greater than $50 billion to $60 billion	Greater than $60 billion to $70 billion	Greater than $70 billion

iShares U.S. Energy ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Financial Services ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Financials ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Healthcare ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Healthcare Providers ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Home Construction ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Industrials ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Insurance ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Medical Devices ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Oil & Gas Exploration & Production ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Oil Equipment & Services ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Pharmaceuticals ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Real Estate ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Regional Banks ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Technology ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Telecommunications ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Transportation ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

iShares U.S. Utilities ETF	0.480000%	0.430000%	0.380000%	0.340000%	0.330000%	0.310000%	0.294500%	0.279775%

Fund Group: iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares Global Clean Energy ETF, iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Infrastructure ETF, iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Timber & Forestry ETF, iShares Global Utilities ETF, iShares North American Natural Resources ETF, iShares Semiconductor ETF and iShares U.S. Digital Infrastructure and Real Estate ETF

Fund	First $10 billion	Greater than $10 billion to $20 billion	Greater than $20 billion to $30 billion	Greater than $30 billion to $40 billion	Greater than $40 billion to $100 billion	Greater than $100 billion

iShares Expanded Tech Sector ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Expanded Tech-Software Sector ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Global Clean Energy ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Global Comm Services ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Global Consumer Discretionary ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Global Consumer Staples ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Global Energy ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Global Financials ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Global Healthcare ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Global Industrials ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Global Infrastructure ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Global Materials ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Global Tech ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Global Timber & Forestry ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Global Utilities ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares North American Natural Resources ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

iShares Semiconductor ETF	0.350000%	0.350000%	0.350000%	0.342000%	0.307800%	0.292410%

iShares U.S. Digital Infrastructure and Real Estate ETF	0.480000%	0.430000%	0.380000%	0.342000%	0.307800%	0.292410%

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-SUPP-FBPC-0726

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE